7. OTHER CURRENT AND NON-CURRENT ASSETS (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Other current assets		R$ 993,578	R$ 852,013
Other non-current assets		2,528,475	1,675,820
Judicial deposits
Disclosure of fair value measurement of assets [line items]
Other current assets
Other non-current assets		339,351	331,258
Credits with the PGFN
Disclosure of fair value measurement of assets [line items]
Other current assets	[1]
Other non-current assets	[1]	46,774	46,774
Recoverable taxes
Disclosure of fair value measurement of assets [line items]
Other current assets	[2]	866,986	780,715
Other non-current assets	[2]	401,071	386,872
Prepaid expenses
Disclosure of fair value measurement of assets [line items]
Other current assets		50,078	27,011
Other non-current assets		30,741	20,421
Actuarial asset - related party
Disclosure of fair value measurement of assets [line items]
Other current assets
Other non-current assets		111,281	119,854
Derivative financial instruments
Disclosure of fair value measurement of assets [line items]
Other current assets			2,298
Other non-current assets
Securities held for trading
Disclosure of fair value measurement of assets [line items]
Other current assets		2,952	2,966
Other non-current assets
Iron ore inventory
Disclosure of fair value measurement of assets [line items]
Other current assets	[3]
Other non-current assets	[3]	144,499	144,499
Northeast Investment Fund - FINOR
Disclosure of fair value measurement of assets [line items]
Other current assets
Other non-current assets		26,598	26,598
Other receivables
Disclosure of fair value measurement of assets [line items]
Other current assets
Other non-current assets		20,024	15,291
Loans with related parties
Disclosure of fair value measurement of assets [line items]
Other current assets		2,441
Other non-current assets		554,694	479,960
Other receivables from related parties
Disclosure of fair value measurement of assets [line items]
Other current assets		3,577	5,768
Other non-current assets		30,770	32,020
Monetary adjustment related to the Eletrobras's compulsory loan
Disclosure of fair value measurement of assets [line items]
Other current assets
Other non-current assets		755,151
Other
Disclosure of fair value measurement of assets [line items]
Other current assets		67,544	33,255
Other non-current assets		R$ 67,521	R$ 72,273

[1]	Refers to the excess of judicial deposit originated by the 2009 REFIS (Tax Debt Refinancing Program). After the settlement of the tax debt refinancing program, the amount related to one of the lawsuits was fully redeemed through a judicial authorization.
[2]	Refers mainly to taxes on revenue (PIS/COFINS) and State VAT (ICMS) recoverable and income tax and social contribution for offset.
[3]	Long-term iron ore inventories that will be used after the construction of the processing plant, which will produce pellet feed, expected to start operating in the first half of 2020.